SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 26.1%

Federal Home Loan Mortgage Corporation - 6.6%
244,986	2.00	8/1/41	209,869
8,020	4.00	7/1/25	7,897
1,022,540	4.50	7/1/52	993,146
349,347	5.00	7/1/35	355,867
309,498	5.00	5/1/42	313,000
44,652	5.82	10/1/37	46,508
5,549,247	6.00	11/1/38	5,679,681
389,901	6.00	6/1/52	396,702
230,138	6.50	12/1/34	233,949
2,453,372	6.50	11/1/53	2,514,213
110,747	6.88	2/17/31	113,010
10,579	7.00	8/1/27	10,551
187,593	7.00	4/1/37	195,238
2,358,648	7.00	10/1/37	2,468,206
1,312,970	7.00	10/1/38	1,387,072
2,441,747	7.00	11/1/53	2,519,664
1,230	7.38	12/17/24	1,224
146,011	7.50	1/1/32	151,758
95,274	7.50	8/1/32	96,446
53,252	8.00	1/1/37	56,950
24,286	8.50	6/20/27	24,612
4,308	8.50	12/1/29	4,313
49,874	8.50	3/1/31	52,223
2,028	9.00	3/20/27	2,027
10,111	9.00	2/17/31	10,039
2,825	9.00	5/1/31	2,824
184	10.00	7/1/30	183

			17,847,172
Federal National Mortgage Association - 8.0%
207,001	3.50	10/1/34	199,129
938,043	4.50	4/1/48	926,089
4,882,445	4.50	7/1/52	4,739,448
4,936,283	4.50	9/1/52	4,791,709
845,619	5.00	9/1/43	873,184
352,427	5.00	6/1/51	367,713
1,819,792	5.00	7/1/52	1,774,879
238,121	5.50	6/1/33	239,331
460,643	5.50	4/1/50	469,714
750,360	5.93	5/1/35	747,359
57,611	6.00	5/1/37	59,807
41,133	6.00	9/1/37	40,975
1,567,024	6.00	11/1/38	1,603,857
71,050	6.50	3/1/29	72,027
89,880	6.50	6/1/31	91,272
27,214	6.50	8/1/34	27,279
125,752	6.50	1/1/39	125,472
1,422,714	6.50	10/1/53	1,446,636
3,951	7.00	2/1/26	4,076
22,672	7.00	9/1/27	23,391
11,458	7.00	10/1/27	11,822
47,645	7.00	11/1/27	49,158
13,633	7.00	1/1/28	14,066
12,187	7.00	10/1/32	12,150
62,078	7.00	7/1/33	62,440
43,371	7.00	7/1/34	44,276
9,854	7.00	12/1/37	9,872
1,836,374	7.00	1/1/40	1,895,980
429,517	7.00	9/1/47	425,551

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

20,585	7.50	4/1/32	20,515
78,779	7.50	1/1/34	80,775
1,181	8.00	8/20/25	1,177
924	8.00	7/20/28	921
70,473	8.00	1/1/32	71,723
43,422	8.00	11/1/37	45,971
3,086	8.03	7/20/30	3,083
28,008	8.18	11/15/31	28,982
66,728	8.50	1/1/37	67,865
506	9.00	6/15/25	505
12,376	9.00	5/15/28	12,346
15,694	9.00	7/1/31	15,643
3,432	9.50	8/1/24	3,422

			21,501,590
Government National Mortgage Association - 11.1%
25,094	4.00	12/15/24	24,770
538,835	4.00	12/20/31	523,052
411,093	4.25	10/20/31	404,439
286,538	4.25	3/20/37	280,206
401,951	5.00	7/20/49	400,919
22,816	5.50	9/15/25	22,732
304,887	5.50	7/20/37	314,356
389,131	5.50	5/20/40	401,059
661,967	5.50	7/20/62	660,420
9,613,229	5.50	8/20/62	9,580,462
459,170	5.75	10/20/31	470,259
299,909	6.00	7/20/29	306,593
331,445	6.00	10/20/32	341,005
376,661	6.00	8/20/38	397,806
140,159	6.00	2/20/47	148,034
1,648,202	6.00	7/20/47	1,740,797
7,197,281	6.00	8/20/62	7,277,230
675	6.50	4/15/24	673
15,043	6.50	12/20/38	14,956
131,144	6.50	1/20/39	134,360
70,881	6.50	2/20/39	73,145
160,722	6.50	4/20/39	167,976
169,955	6.50	6/20/39	179,874
327,749	6.50	8/20/39	346,391
173,995	6.50	4/20/43	178,839
99,164	7.00	10/15/36	100,906
1,478,007	7.00	12/20/52	1,522,015
188,864	7.50	4/15/34	194,656
2,054,587	8.00	10/20/48	2,140,129
1,687,338	8.00	10/20/53	1,758,731

			30,106,790
Small Business Administration - 0.4%
1,175,580	5.33	8/25/36	1,128,624

			1,128,624

Total Mortgage Pass-Through Securities			70,584,176
(cost: $71,854,005)

U.S. Treasury / Federal Agency Securities - 1.0%
U.S. Treasury Bonds:

2,850,000	3.63	2/15/53	2,644,488

Total U.S. Treasury / Federal Agency Securities			2,644,488
(cost: $2,711,116)

DECEMBER 31, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Collateralized Mortgage Obligations - 71.0%

Federal Home Loan Mortgage Corporation - 12.1%
770,211	4.64	7/25/32	[1]	750,259
1,227,371	5.00	2/25/51		1,225,368
5,299,546	5.00	11/25/50	[1]	5,182,904
172,552	5.25	5/15/38	[1]	173,322
4,781,899	5.50	6/25/51		4,939,506
571,754	6.00	4/15/30		574,982
1,077,731	6.00	5/15/36		1,131,097
709,835	6.00	6/15/37		729,983
980,841	6.00	9/15/42		1,005,640
2,746,334	6.00	9/25/52		2,852,659
4,897	6.25	5/15/29		4,847
495	6.50	3/15/24		494
121,042	6.50	2/15/28		122,216
6,074	6.50	2/15/30		6,144
182,606	6.50	1/15/31		186,185
109,896	6.50	8/15/31		112,723
111,943	6.50	1/15/32		114,589
36,377	6.50	3/15/32		37,596
270,395	6.50	6/25/32		274,438
103,593	6.50	7/15/32		107,580
555,960	6.50	5/15/35		585,341
252,425	6.50	8/15/39		262,286
833,968	6.50	2/25/43		865,092
315,931	6.50	3/25/43		320,199
634,922	6.50	10/25/43		651,572
1,583,912	6.50	8/15/45		1,698,210
204	7.00	1/15/24		203
135	7.00	3/15/24		134
5,175	7.00	8/15/25		5,164
13,451	7.00	9/15/26		13,473
41,483	7.00	6/15/29		42,694
113,459	7.00	8/15/29		116,733
153,651	7.00	10/20/29		159,226
29,635	7.00	1/15/30		30,959
81,868	7.00	10/15/30		85,734
79,175	7.00	7/15/31		82,545
30,951	7.00	4/15/32		31,696
600,000	7.00	12/15/40		665,334
1,378,331	7.00	8/15/41		1,414,688
1,694,000	7.00	3/25/43		1,783,736
2,161,589	7.00	7/25/43		2,281,183
927,927	7.00	3/15/49		1,003,033
8,690	7.50	9/20/26		8,763
66,497	7.50	3/15/28		68,089
33,685	7.50	12/15/29		34,530
81,665	7.50	6/15/30		85,630
137,021	7.50	8/15/30		143,170
49,946	7.50	9/15/30		53,215
33,750	7.50	11/15/30		35,481
560,181	7.50	9/25/43		574,152
32,346	8.00	2/15/27		33,212
61,399	8.00	11/20/29		64,160
59,781	8.00	1/15/30		62,887
14,018	8.50	3/15/25		14,165
12,822	8.50	3/15/32		13,683

				32,822,904
Federal National Mortgage Association - 20.1%
198,008	2.01	7/25/37	[1]	174,003

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

321,005	3.73	8/25/43	[1]	299,069
141,266	4.55	6/25/43		136,839
1,519,272	4.66	2/25/42	[1]	1,473,692
1,785,805	5.00	7/25/33		1,775,890
240,201	5.00	11/25/41		240,924
402,662	5.00	6/25/43		397,627
3,184,544	5.00	11/25/50		3,169,826
3,760,452	5.00	12/25/50		3,782,499
404,910	5.00	1/25/51		402,556
1,902,826	5.20	12/25/42	[1]	1,837,312
421,908	5.36	6/25/42		420,268
436,728	5.50	9/25/33		441,932
597,350	5.50	6/25/40		608,416
1,422,391	5.62	11/25/33		1,416,305
578,111	5.64	12/25/53	[1]	592,681
253,829	5.75	8/25/33		256,164
488,122	5.81	8/25/43		482,573
102,565	6.00	11/25/32		104,950
537,134	6.00	9/25/35		554,569
158,231	6.00	6/25/36		163,395
590,008	6.00	10/25/36		610,500
1,367,569	6.00	11/25/43		1,377,748
1,883,283	6.00	6/25/44		1,882,884
442,132	6.00	8/25/44		444,661
525,907	6.00	9/25/46		519,120
678,524	6.00	2/25/48		717,784
1,000,000	6.00	10/25/53		1,075,934
610,911	6.28	8/25/47	[1]	608,597
934,425	6.48	9/25/37	[1]	919,112
91,521	6.50	8/20/28		91,459
626,959	6.50	1/25/32		644,209
108,984	6.50	3/25/32		110,875
175,168	6.50	6/25/32		181,242
31,007	6.50	9/25/36		32,232
1,290,149	6.50	11/25/41		1,314,650
126,219	6.50	3/25/42		127,980
1,140,885	6.50	7/25/42		1,156,344
2,125,276	6.50	12/25/43		2,178,288
300,191	6.66	8/25/37	[1]	301,451
224,593	6.70	9/25/37	[1]	226,092
1,279,690	6.75	6/25/32		1,342,506
295,742	6.75	4/25/37		297,579
23,946	6.85	12/18/27		23,881
4,476	7.00	4/25/24		4,453
49,446	7.00	9/18/27		50,124
857,087	7.00	12/25/33		896,587
61,760	7.00	9/25/40		64,230
691,451	7.00	6/19/41	[1]	709,075
298,752	7.00	10/25/41		303,192
153,616	7.00	11/25/41		162,731
962,710	7.00	12/25/41		999,849
703,492	7.00	7/25/42		734,974
1,287,203	7.00	2/25/44		1,334,275
53,172	7.00	8/25/44		55,630
720,881	7.00	4/25/49		781,130
10,129	7.50	8/20/27		10,276
273,932	7.50	10/25/40		275,583
911,590	7.50	11/25/40		898,455
966,038	7.50	7/25/41		979,733
313,354	7.50	1/25/42		327,108
2,312,303	7.50	5/25/42		2,438,661

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

2,246,974	7.50	8/25/42	[1]	2,416,128
672,842	7.50	2/25/44		695,789
267,254	7.50	3/25/44		277,762
438,725	7.50	5/25/44		464,913
27,253	7.50	10/25/44		28,830
2,886,948	7.50	1/25/48		3,052,144
229,709	7.99	11/25/37	[1]	242,506
9,012	8.00	7/18/27		9,199
165,094	8.00	7/25/44		169,754
108,893	8.09	11/25/37	[1]	114,878
27,442	8.26	10/25/42	[1]	29,406
704	8.50	1/25/25		705
241,618	8.50	6/25/30		259,812
21,508	9.00	11/25/28		22,485
167,519	9.00	6/25/30		182,162
33,615	9.00	10/25/30		36,588
33,492	9.48	6/25/32	[1]	35,734
37,377	9.50	11/25/31		40,955
156,818	9.50	12/25/41		168,137
142,516	9.89	6/25/44	[1]	143,668
8,647	22.26	3/25/39	[1]	11,557

				54,345,796
Government National Mortgage Association - 37.9%
2,181,328	4.74	5/20/51	[1]	2,164,226
2,231,308	4.76	5/20/51	[1]	2,216,864
4,791,945	4.83	8/20/51	[1]	4,728,899
2,785,181	5.00	12/20/50		2,795,984
3,884,999	5.00	1/20/51		3,910,381
6,938,974	5.00	2/20/51		6,798,700
305,465	5.47	4/20/48	[1]	305,720
486,769	5.50	9/20/39		491,248
1,763,498	5.50	11/20/50		1,843,054
3,619,822	5.50	12/20/50		3,757,510
3,044,526	5.50	1/20/51		3,217,365
1,766,524	5.50	4/20/51		1,842,153
12,304,533	5.50	5/20/51		12,699,637
12,947,100	5.50	6/20/51		13,287,539
15,178,825	5.50	7/20/51		15,563,570
483,289	5.50	10/20/51		500,987
5,306,939	5.50	11/20/51		5,424,678
7,332,736	5.85	2/20/51	[1]	7,719,026
511,226	5.89	10/20/40	[1]	525,723
305,856	5.99	11/20/43	[1]	316,444
309,773	6.00	12/20/35		320,070
190,022	6.00	3/20/42		195,946
262,490	6.00	3/20/48		269,474
1,330,171	6.00	3/20/49		1,356,671
390,374	6.00	5/20/49		407,225
1,251,729	6.12	1/20/39	[1]	1,336,080
174,240	6.46	4/20/37	[1]	175,985
825,397	6.49	7/20/39	[1]	853,712
732,338	6.50	2/20/37		741,008
137,489	6.50	9/16/38		139,469
2,096,918	6.50	8/20/48		2,178,609
909,416	6.50	10/20/48		936,790
931,774	6.50	1/20/49		948,065
75,207	7.00	9/16/33		75,047
198,294	7.00	5/20/42		208,925
493,671	7.00	10/20/48		522,549
792,856	7.00	11/20/48		837,417
316,972	7.08	2/20/45	[1]	338,882

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

740,586	7.09	12/20/38	[1]	775,680

				102,727,312
Vendee Mortgage Trust - 0.9%
121,716	6.50	2/15/24		121,408
888,386	6.50	8/15/31		888,996
514,819	6.50	10/15/31		536,188
479,545	6.52	7/15/30	[1]	490,474
299,108	7.00	3/15/28		300,959
48,501	7.25	9/15/25		49,029
29,299	7.75	9/15/24		29,342
15,219	8.00	2/15/25		15,201
29,817	8.29	12/15/26		30,175

				2,461,772

Total Collateralized Mortgage Obligations				192,357,784
(cost: $206,860,646)

Asset-Backed Securities - 1.1%

Federal Home Loan Mortgage Corporation - 0.1%
248	6.09	9/25/29	[1]	239
352,928	7.16	7/25/29		360,356

				360,595
Federal National Mortgage Association - 0.7%
290,197	4.40	11/25/33	[14]	282,789
302,495	4.46	9/26/33	[14]	292,110
74,843	4.86	10/25/33	[14]	71,678
	SOFRRATE 30 Day
5,745	Average + 0.28%, 5.62	11/25/32	[1]	5,654
1,092,174	5.76	2/25/33	[14]	1,043,709
755	6.00	5/25/32	[14]	737
28,541	6.09	10/25/31	[14]	28,587
784	7.36	6/25/26	[1]	786

				1,726,050
Small Business Administration - 0.3%
95,353	5.78	8/1/27		94,637
383,837	5.87	7/1/28		381,044
380,672	6.02	8/1/28		384,785

				860,466

Total Asset-Backed Securities				2,947,111
(cost: $3,074,712)

Put Options Purchased [19] - 0.1%				351,563
(cost: $533,431)
Quantity	Name of Issuer			Fair Value ($)

Short-Term Securities - 0.4%
1,159,714	Fidelity Inst. Money Mkt. Gvt. Fund,
	5.29%			1,159,714

(cost: $1,159,714)

Total Investments in Securities - 99.7%
(cost: $286,193,624)				270,044,836

Other Assets and Liabilities - 0.3%				850,388

Net Assets - 100.0%				$270,895,224

DECEMBER 31, 2023	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit U.S. Government Securities Fund (Continued)

[1]

Variable rate security. Rate disclosed is as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2023.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

19 Options outstanding as of December 31, 2023 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:

5-Year	400	107.00	February 2024	StoneX Financial, Inc.	42,800,000	239,027	109,375

5-Year	500	107.75	February 2024	StoneX Financial, Inc.	53,875,000	294,404	242,188

Total					96,675,000	533,431	351,563

A summary of the levels for the Fund’s investments as of December 31, 2023 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Mortgage Pass-Through Securities	—	70,584,176	—	70,584,176
U.S. Treasury / Federal Agency Securities	—	2,644,488	—	2,644,488
Collateralized Mortgage Obligations	—	192,357,784	—	192,357,784
Asset-Backed Securities	—	2,947,111	—	2,947,111
Put Options Purchased	351,563	—	—	351,563
Short-Term Securities	1,159,714	—	—	1,159,714
Total:	1,511,277	268,533,559	—	270,044,836

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

4